Note 10 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Executive Officers, Directors and Their Affiliates [Member]
Related Party Deposit Liabilities	$ 5,897	$ 4,828